Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 0	$ 735
Liability derivatives fair value	0	(154)
Foreign Exchange Forward
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	0	0
Foreign Exchange Forward | Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	735
Non-deliverable Foreign Exchange Forward
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	0
Non-deliverable Foreign Exchange Forward | Other financial liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives fair value	0	(154)
Performance Shares
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0	0
Liability derivatives fair value	$ 0	$ 0